# MH Elite Portfolio of Funds, Inc.

43 Highlander Drive • Scotch Plains NJ 07076 • mhelite.com • 1.800.318.7969

## *Would you prefer to spend more time in front of your clients instead of behind a desk researching & analyzing mutual funds?*





If so, then you should consider the benefits of investing with MH Elite Portfolio of Funds, Inc. By implementing the fund of funds concept, we can provide a simple and convenient format for you to concentrate on your clients' needs.

Clients value communication, trust and follow-up proactive communication above performance when evaluating their advisor relationships. After all, managing investor behavior is where you can truly make a difference.


*The No. 1 mistake made by financial advisors is not connecting to the right brain needs of their clients.*

At a time when many financial advisors are outsourcing their investment selection, we offer the advisor the opportunity to design an appropriate asset allocation on an individual basis. Who better understands the client's financial needs than you, the advisor? We have distinguished ourselves by designing our funds around distinct asset classes and not a one-size-fits-all portfolio which traditionally has been the emphasis of target date funds and fund of funds. We are not an all-weather fund but an all-weather solution to your asset allocation needs. Furthermore, our portfolios are non-proprietary which allows us the flexibility to compile a team of portfolio managers and funds we believe to be some of the best available today, bringing them together in four funds so you only have to make one investment decision.

A unique opportunity exists when you invest with MH Elite Portfolio of Funds. You can now access a number of top performing funds that are currently closed to new investors and/or have initial minimum investment requirements of $10,000 or more. Our portfolios are intended as diversified core holdings for long term investors.

# If it fits, then commit...

## ...to the benefits of investing with MH Elite Portfolio of Funds, Inc.

Our distinct asset allocation funds compliment other investment choices. For example, if your clients invest in a 401K, the number of investment choices are generally limited. It is not uncommon for a 401K plan to have little or no exposure to the small cap or emerging market sectors. In this case, investing in MH Elite Small Cap Fund of Funds and/or MH Elite Select Portfolio of Funds would compliment their other holdings to enhance their overall asset allocation.

Perhaps you have encountered situations whereby family members or referrals would like to invest with you but are unable to meet your minimum investment requirements. With MH Elite Funds, you can minimize the time and effort required to service the smaller, and often, unprofitable client. Think of the 80/20 rule whereby 80% of your income comes from 20% of your clients. MH Elite Funds are a good fit for the portfolios of the 80% of your clients that contribute only 20% to your bottom line.

Active vs. Passive Investing – There is no denying the benefits of investing in low cost index funds. That said, active management is here to stay and has proven to be an excellent way to compliment investing in indexes. Investing styles (growth/value, large/small, domestic/foreign, active/passive) come and go and routinely fall in and out of favor with investors. The actively managed funds held within each portfolio offered by MH Elite are a good fit to enhance a portfolio of index funds.

K.I.S.S. – Keep It Simple and Sound. There is the perception that advisors need to create complicated portfolios and be very active managing clients' portfolios. You can now simplify the investing process when incorporating the sound principles of the fund of funds concept employed by MH Elite Portfolio of Funds. A more efficient portfolio allows you to spend more time talking with your clients without sacrificing diversification and performance.

Studies by Dalbar, over the years, have shown that the average investor has significantly underperformed the performance of the stock and bond market by as much as 50%. It appears that investment returns are far more dependent on investor behavior than on market performance. Managing investor behavior is far more productive than searching for the #1 performing stock or fund to recommend.

For advisors who incorporate fixed annuities into their clients' portfolios, MH Elite Funds provide access to a diversified pool of mutual funds that will add a growth element to compliment the guarantees associated with using an index or immediate annuity. The long term growth of investing in mutual funds in conjunction with the safety and income guarantees provided by fixed annuities can form the foundation of a well designed investment strategy.

As you can see, there are a number of investing scenarios in which MH Elite Portfolio of Funds can be a good fit and a valuable tool to have on hand to support your investment needs. Let our commitment to managing a portfolio of funds support your commitment to managing your clients.

# Asset Classes

Diversifying your client's investments among the different asset classes and investing styles is essential to a well-designed investment plan. It is not necessarily which fund(s) you choose but rather the mix of funds within the asset classes that will have the greatest impact on the overall performance of a portfolio.

| Asset Class | MH Elite Fund of Funds | MH Elite Small Cap Fund of Funds | MH Elite Select Portfolio of Funds | MH Elite Income Fund of Funds |
|---|---|---|---|---|
| U.S. Large Cap Equity | ✓ | | | |
| U.S. Mid Cap Equity | ✓ | | | |
| U.S. Small Cap Equity | | ✓ | | |
| Developed Foreign Equity | | | ✓ | |
| Emerging Market Equity | | | ✓ | |
| Real Estate | | | ✓ | |
| Natural Resources | | | ✓ | |
| Commodities | | | ✓ | |
| U.S. Bonds | | | | ✓ |
| International Bonds | | | | ✓ |
| Tips | | | | ✓ |

Within each of the equity asset classes mentioned above, the corresponding MH Elite Fund will invest in a blend of value and growth funds.

Remember, over the long term, a balanced portfolio of top performing funds allocated appropriately according to your client's financial needs is more likely to have a greater impact on their returns then trying to pick the hottest or number one performing fund.

# MH Elite Portfolio of Funds, Inc.

43 Highlander Drive • Scotch Plains NJ 07076 • mhelite.com • 1.800.318.7969

A family of four no-load mutual funds designed to give advisors an easy and efficient way to meet the asset allocation needs of their clients.

## MH Elite Small Cap Fund of Funds

Invests in small and micro cap mutual funds

## MH Elite Fund of Funds

Invests in mid and large cap mutual funds

## MH Elite Select Portfolio of Funds

Invests in a broader range of asset classes, including but not limited to international markets, emerging markets, real estate, natural resources, precious metals and commodities. Fund may also invest in funds that employ hedging strategies including investing in futures, options and short selling.

## MH Elite Income Fund of Funds

Invests in a diversified mix of bond and income oriented funds that may invest in U.S. Treasury Securities, corporate bonds, bank debt, mortgage back securities, inflation indexed securities of foreign government and corporate issuers, convertible bonds, high yield/junk bonds and emerging market debt. Other sources of income may include investing in funds that invest in dividend paying common stocks and conservative allocation funds.

The simplicity and affordability of investing in a fund of funds is hard to match. If you are looking for one fund family that will provide you with a well-balanced and diversified portfolio of domestic, international and emerging market stock and bond funds then look no further than MH Elite Portfolio of Funds, Inc.

We encourage you to visit our website, mhelite.com, for a detailed profile of our Funds including a complete list of portfolio holdings.

***Visit mhelite.com*** for a prospectus or summary prospectus, which includes investment objectives, risks, charges, expenses and other information that you should consider before investing. Investing involves risk, including possible loss of principal. Equity and income securities are subject to various risks including, but not limited to, market risk, credit and interest rate risk. Bond prices generally move in the opposite direction of interest rates. These and other risks are more fully discussed in the Funds' prospectus. Funds are not available in all states.